Segmented Information (Tables)	9 Months Ended
Mar. 31, 2023
Operating segments [Abstract]
Operating Segments

Operating Segments	Canadian Cannabis	EU Cannabis	Plant Propagation	Corporate (1)	Total
	$	$		$	$
Nine months ended March 31, 2023
Net revenue	129,918	24,369	20,681	—	174,968
Gross profit (loss) before fair value adjustments	12,174	10,616		1,343	24,133
Selling, general, and administrative expense	94,364	12,147	14,344	1,784	122,639
Loss before taxes	(156,199)	(23,162)	(39,245)	(2,926)	(221,532)

Year ended June 30, 2022
Net revenue	159,923	61,372	—	44	221,339
Gross profit (loss) before fair value adjustments	(23,411)	32,015	—	22	8,626
Selling, general and administrative expense	140,469	17,541	—	17,227	175,237
Loss before taxes	(1,559,855)	(14,124)	—	(146,141)	(1,720,120)
(1)Net (loss) income under the Corporate allocation includes fair value gains and losses from investments in marketable securities, derivatives and investment in associates. Corporate and administrative expenditures such as regulatory fees, share based compensation and financing expenditures relating to debt issuances are also included under Corporate.
Geographical Segments

Geographical Segments	Canada	EU	Other	Total
	$	$	$	$
Non-current assets
March 31, 2023	375,179	41,866	105	417,150
June 30, 2022	267,438	41,080	—	308,518

Nine months ended March 30, 2023
Net revenue	150,599	24,369	—	174,968
Gross profit (loss) before fair value adjustments	13,517	10,616	—	24,133

Year ended June 30, 2022
Net revenue	159,819	61,520	—	221,339
Gross profit (loss) before fair value adjustments	(23,640)	32,266	—	8,626